UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2011

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders.

WBI Absolute Return Balanced Fund

WBI Absolute Return Dividend Growth Fund

Semi-Annual Report
For the period ended
May 31, 2011

WBI Funds

EXPENSE EXAMPLE – May 31, 2011 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the No Load Shares and the Institutional Shares of each Fund at the beginning of the period and held for the entire period (12/29/10– 5/31/11).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 2.00% and 1.75% per the operating expenses limitation agreement for the No Load Shares and the Institutional Shares, respectively, of each Fund. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are

WBI Funds

EXPENSE EXAMPLE – May 31, 2011 (Unaudited), Continued

meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

WBI Absolute Return Balanced Fund – No Load Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/29/10+	5/31/11	12/29/10 – 5/31/11*
Actual	$1,000.00	$1,033.00	$8.52
Hypothetical
(5% return before expenses)	$1,000.00	$1,012.58	$8.44

+	Commencement of operations.
*
Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 153 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Balanced Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/29/10+	5/31/11	12/29/10 – 5/31/11*
Actual	$1,000.00	$1,034.00	$7.46
Hypothetical
(5% return before expenses)	$1,000.00	$1,013.62	$7.39

+	Commencement of operations.
*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 153 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Absolute Return Dividend Growth Fund – No Load Shares
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/29/10+	5/31/11	12/29/10 – 5/31/11*
Actual	$1,000.00	$1,080.00	$8.72
Hypothetical
(5% return before expenses)	$1,000.00	$1,012.58	$8.44

+	Commencement of operations.
*
Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 153 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

EXPENSE EXAMPLE – May 31, 2011 (Unaudited), Continued

WBI Absolute Return Dividend Growth Fund – Institutional Shares

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/29/10+	5/31/11	12/29/10 – 5/31/11*
Actual	$1,000.00	$1,080.00	$7.63
Hypothetical
(5% return before expenses)	$1,000.00	$1,013.62	$7.39

+	Commencement of operations.
*
Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 153 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

WBI Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS – May 31, 2011 (Unaudited)

WBI Absolute Return Balanced Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS – May 31, 2011 (Unaudited)

WBI Absolute Return Dividend Growth Fund

Percentages represent market value as a percentage of total investments.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 29.70%	Value

	Commercial and Service Industry Machinery
	Manufacturing - 1.11%
752	KLA-Tencor Corp.	$32,411

	Computer Systems Design and
	Related Services - 0.89%
1,411	iGATE Corp. (a)	26,033

	Depository Credit Intermediation - 3.15%
1,047	M&T Bank Corp.	92,450

	Electric Power Generation, Transmission
	and Distribution - 8.11%
1,995	Exelon Corp.	83,491
3,345	Pepco Holdings, Inc.	66,799
3,105	PPL Corp.	87,530
		237,820
	Motor Vehicle Parts Manufacturing - 2.28%
869	Autoliv, Inc.	66,896

	Other Food Manufacturing - 1.71%
999	McCormick & Co., Inc.	50,140

	Pharmaceutical and Medicine
	Manufacturing - 9.43%
2,435	Merck & Co., Inc.	89,486
1,433	Novartis AG - ADR	92,457
2,392	Sanofi-Aventis - ADR	94,747
		276,690
	Semiconductor and Other Electronic
	Component Manufacturing - 2.34%
978	Molex, Inc.	26,768
3,749	STMicroelectronics N.V. - ADR	41,876
		68,644
	Water, Sewage and Other Systems - 0.68%
577	American States Water Co.	19,953
	TOTAL COMMON STOCKS
	(Cost $837,896)	871,037

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2011 (Unaudited), Continued

Shares	EXCHANGE-TRADED FUNDS - 7.97%	Value

1,188	iShares iBoxx $ High Yield
	Corporate Bond Fund	$109,771
1,113	iShares iBoxx $ Investment Grade
	Corporate Bond Fund	124,033
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $232,013)	233,804

Principal
Amount	CORPORATE BONDS - 27.13%

	Depository Credit Intermediation - 3.36%
	Citigroup, Inc.
$100,000	5.875%, 2/22/2033	98,431

	Electric Power Generation, Transmission
	and Distribution - 3.84%
	Exelon Corp.
115,000	5.625%, 6/15/2035	112,683

	Fruit and Vegetable Preserving and
	Specialty Food Manufacturing - 2.00%
	Sara Lee Corp.
60,000	6.125%, 11/1/2032	58,599

	Household and Institutional Furniture
	and Kitchen Cabinet Manufacturing - 1.91%
	Masco Corp.
60,000	6.50%, 8/15/2032	55,896

	Insurance Carriers - 3.86%
	Travelers Companies, Inc.
115,000	3.90%, 11/1/2020	113,134

	Management of Companies
	and Enterprises - 0.68%
	JPMorgan Chase & Co.
10,000	2.60%, 1/15/2016	9,875
	Morgan Stanley
10,000	3.45%, 11/2/2015	10,030
		19,905

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

SCHEDULE OF INVESTMENTS at May 31, 2011 (Unaudited), Continued

Principal
Amount		Value

	Navigational, Measuring, Electromedical, and
	Control Instruments Manufacturing - 3.71%
	Raytheon Co.
$115,000	3.125%, 10/15/2020	$108,883

	Non-Depository Credit Intermediation - 3.69%
	John Deere Capital Corp.
10,000	2.80%, 9/18/2017	10,085
	General Electric Capital Corp.
100,000	5.00%, 5/15/2030	98,262
		108,347

	Securities and Commodity Contracts
	Intermediation and Brokerage - 0.34%
	Goldman Sachs Group, Inc.
10,000	3.625%, 2/7/2016	10,039

	Wired Telecommunications Carriers - 3.74%
	Verizon Maryland, Inc.
115,000	5.125%, 6/15/2033	109,797
	TOTAL CORPORATE BONDS
	(Cost $799,649)	795,714

Shares	SHORT-TERM INVESTMENTS - 49.97%
1,465,280	Invesco STIT-Treasury - Institutional Class,
	0.02% (b)	1,465,280
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,465,280)	1,465,280
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,334,838) - 114.77%	3,365,835
	Liabilities in Excess of Other Assets - (14.77)%	(433,283)
	NET ASSETS - 100.00%	$2,932,552

(a)	Non-income producing security.
(b)	Rate shown is the 7-day yield as of May 31, 2011.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 68.27%	Value

	Aerospace Product and Parts
	Manufacturing - 4.60%
4,658	Boeing Co.	$363,464
3,579	Lockheed Martin Corp.	278,804
		642,268
	Clothing Stores - 3.00%
21,603	Gap, Inc.	419,098

	Commercial and Service Industry
	Machinery Manufacturing - 1.08%
3,485	KLA-Tencor Corp.	150,204

	Communications Equipment
	Manufacturing - 1.50%
2,570	L-3 Communications Holdings, Inc.	209,841

	Computer Systems Design and
	Related Services - 1.50%
11,368	iGATE Corp.	209,740

	Converted Paper Product
	Manufacturing - 2.59%
5,460	Greif, Inc. - Class A	361,015

	Data Processing, Hosting, and
	Related Services - 3.64%
9,215	Automatic Data Processing, Inc.	507,839

	Electric Power Generation, Transmission
	and Distribution - 6.96%
2,553	Empresa Nacional de Elctrcidad S.A. - ADR	141,028
11,181	Pinnacle West Capital Corp.	506,052
11,514	PPL Corp.	324,580
		971,660
	Elementary and Secondary Schools - 1.29%
1,500	Strayer Education, Inc.	180,270

	Health and Personal Care Stores - 5.41%
7,669	CVS Caremark Corp.	296,714
10,487	Walgreen Co.	457,548
		754,262
	Industrial Machinery Manufacturing - 1.58%
5,631	ASML Holding N.V. - ADR	219,665

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2011 (Unaudited), Continued

Shares		Value

	Lessors of Real Estate - 2.59%
6,156	Equity Lifestyle Properties, Inc.	$361,665

	Limited-Service Eating Places - 1.38%
5,247	Starbucks Corp.	193,037

	Newspaper, Periodical, Book, and
	Directory Publishers - 3.45%
11,337	McGraw-Hill Companies, Inc.	481,482

	Other General Merchandise Stores - 0.84%
2,366	Target Corp.	117,188

	Pharmaceutical and Medicine
	Manufacturing - 6.64%
13,250	Sanofi-Aventis - ADR	524,832
7,889	Teva Pharmaceutical Industries Ltd. - ADR	401,550
		926,382
	Pulp, Paper, and Paperboard Mills - 1.11%
10,068	P.H. Glatfelter Co.	155,148

	Resin, Synthetic Rubber, and Artificial Synthetic
	Fibers and Filaments Manufacturing - 1.30%
7,116	A. Schulman, Inc.	181,387

	Securities and Commodity Contracts
	Intermediation and Brokerage - 7.06%
2,346	BlackRock, Inc.	482,244
5,092	MarketAxess Holdings, Inc.	122,004
9,866	Waddell & Reed Financial, Inc. - Class A	380,827
		985,075
	Semiconductor and Other Electronic
	Component Manufacturing - 6.08%
11,979	Analog Devices, Inc.	493,175
10,252	Linear Technology Corp.	354,617
		847,792
	Software Publishers - 0.94%
5,237	Microsoft Corp.	130,977

	Special Food Services - 1.26%
3,717	Cracker Barrel Old Country Store, Inc.	176,111

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

SCHEDULE OF INVESTMENTS at May 31, 2011 (Unaudited), Continued

Shares		Value

	Wireless Telecommunications Carriers
	(except Satellite) - 2.47%
9,012	Rogers Communications, Inc. - Class B (a)	$344,619
	TOTAL COMMON STOCKS
	(Cost $9,420,823)	9,526,725

	PREFERRED STOCKS - 1.91%
	Wireless Telecommunications Carriers
	(except Satellite) - 1.91%
5,433	Tim Participacoes S.A. - ADR	265,837
	TOTAL PREFERRED STOCKS
	(Cost $250,882)	265,837

	EXCHANGE-TRADED FUNDS - 4.76%
8,310	iShares S&P Latin American 40 Index Fund	435,278
2,795	Vanguard Consumer Staples ETF	228,405
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $652,867)	663,683

	SHORT-TERM INVESTMENTS - 14.42%
2,011,951	Invesco STIT-Treasury Portfolio -
	Institutional Class, 0.02% (b)	2,011,951
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,011,951)	2,011,951
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $12,336,523) - 89.36%	12,468,196
	Other Assets in Excess of Liabilities - 10.64%	1,485,166
	NET ASSETS - 100.00%	$13,953,362

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day yield as of May 31, 2011.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2011 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Dividend
	Fund	Growth Fund
ASSETS
Investments in securities, at value (identified
cost $3,334,838 and $12,336,523, respectively)	$3,365,835	$12,468,196
Cash	319	—
Receivables
Fund shares sold	17,520	1,148,041
Investment securities sold	—	735,333
Dividends and interest	15,295	45,201
Dividend tax reclaim	288	2,254
Due from Advisor (Note 4)	15,261	5,429
Prepaid expenses	25,848	25,393
Total assets	3,440,366	14,429,847

LIABILITIES
Payables
Investment securities purchased	452,151	415,852
Due to Advisor (Note 4)	17,184	18,750
Administration and fund accounting fees	14,874	14,874
Audit fees	7,320	7,320
Transfer agent fees and expenses	7,095	5,525
Service fees	1,503	5,616
Legal fees	3,126	3,126
Chief Compliance Officer fee	1,693	1,693
Shareholder reporting	1,373	1,373
Custody fees	838	967
12b-1 fees	245	964
Accrued expenses	412	425
Total liabilities	507,814	476,485
NET ASSETS	$2,932,552	$13,953,362

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2011 (Unaudited), Continued

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Dividend
	Fund	Growth Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
No Load Shares
Net assets applicable to shares outstanding	$719,104	$2,770,317
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	69,604	256,578
Net asset value, offering and
redemption price per share	$10.33	$10.80

Institutional Shares
Net assets applicable to shares outstanding	$2,213,448	$11,183,045
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	214,104	1,035,906
Net asset value, offering and
redemption price per share	$10.34	$10.80

COMPONENTS OF NET ASSETS
Paid-in capital	$2,912,412	$13,827,494
Undistributed net investment income	2,775	30,731
Accumulated net realized loss on investments	(13,632)	(36,536)
Net unrealized appreciation on investments	30,997	131,673
Net assets	$2,932,552	$13,953,362

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF OPERATIONS at May 31, 2011 (Unaudited)

	WBI Absolute	WBI Absolute
	Return	Return
	Balanced	Dividend
	Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld
of $543 and $3,877, respectively)	$9,196	$57,586
Interest	701	82
Total investment income	9,897	57,668

Expenses
Adminstration and fund accounting fees (Note 4)	37,551	37,551
Transfer agent fees and expenses (Note 4)	15,599	15,600
Registration fees	14,211	14,211
Audit fees	7,320	7,320
Chief Compliance Officer fee (Note 4)	4,193	4,193
Advisory fees (Note 4)	3,885	14,648
Legal fees	3,354	3,354
Trustee fees	2,984	2,984
Custody fees (Note 4)	2,678	3,850
Reports to shareholders	1,373	1,373
Service fees - No Load Shares (Note 6)	512	2,044
Service fees - Institutional Shares (Note 6)	1,042	3,815
Other expenses	944	944
Pricing fees	457	566
Distribution fees - No Load Shares (Note 5)	323	1,303
Total expenses	96,426	113,756
Less: advisory fee waiver and
expense reimbursement (Note 4)	(89,304)	(86,819)
Net expenses	7,122	26,937
Net investment income	2,775	30,731

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(13,632)	(36,536)
Net change in unrealized
appreciation on investments	30,997	131,673
Net realized and unrealized gain on investments	17,365	95,137
Net Increase in Net Assets
Resulting from Operations	$20,140	$125,868

The accompanying notes are an integral part of these financial statements.

WBI Funds

STATEMENTS OF CHANGES IN NET ASSETS December 29, 2010* to May 31, 2011 (Unaudited)

	WBI Absolute	WBI Absolute
	Return Balanced	Return Dividend
	Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,775	$30,731
Net realized loss on investments	(13,632)	(36,536)
Net change in unrealized
appreciation on investments	30,997	131,673
Net increase in net assets
resulting from operations	20,140	125,868

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	2,912,412	13,827,494
Total increase in net assets	2,932,552	13,953,362

NET ASSETS
Beginning of period	—	—
End of period	$2,932,552	$13,953,362
Undistributed net investment
income at end of period	$2,775	$30,731

(a)	A summary of share transactions is as follows:

	No Load Shares		No Load Shares
	December 29, 2010* to		December 29, 2010* to
	May 31, 2011		May 31, 2011
	(Unaudited)		(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	70,131	$715,660	261,670	$2,734,248
Shares redeemed**	(527)	(5,368)	(5,092)	(54,599)
Net increase	69,604	$710,292	256,578	$2,679,649
** Net of redemption fees of		$—		$1,012

	Institutional Shares		Institutional Shares
	December 29, 2010* to		December 29, 2010* to
	May 31, 2011		May 31, 2011
	(Unaudited)		(Unaudited)
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	214,104	$2,202,120	1,070,238	$11,520,405
Shares redeemed	—	—	(34,332)	(372,560)
Net increase	214,104	$2,202,120	1,035,906	$11,147,845

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Balanced Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares		Institutional Shares
	December 29, 2010*		December 29, 2010*
	to		to
	May 31, 2011		May 31, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized
gain on investments	0.32		0.33
Total from investment operations	0.33		0.34
Net asset value, end of period	$10.33		$10.34
Total return	3.30	%‡	3.40	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$719		$2,213
Ratio of expenses to average net assets:
Before expense reimbursement	35.51	%†	19.49	%†
After expense reimbursement	2.00	%†	1.75	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(32.97	)%†	(16.92	)%†
After expense reimbursement	0.54	%†	0.82	%†
Portfolio turnover rate	213.48	%‡	213.48	%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

WBI Absolute Return Dividend Growth Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

	No Load Shares		Institutional Shares
	December 29, 2010*		December 29, 2010*
	to		to
	May 31, 2011		May 31, 2011
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.00		$10.00
Income from investment operations:
Net investment income	0.06	^	0.11	^
Net realized and unrealized
gain on investments	0.74		0.69
Total from investment operations	0.80		0.80
Redemption fees retained	0.00	^#	—
Net asset value, end of period	$10.80		$10.80
Total return	8.00	%‡	8.00	%‡
Ratios/supplemental data:
Net assets, end of period (thousands)	$2,770		$11,183
Ratio of expenses to average net assets:
Before expense reimbursement	11.22	%†	5.86	%†
After expense reimbursement	2.00	%†	1.75	%†
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(7.94	)%†	(1.56	)%†
After expense reimbursement	1.28	%†	2.55	%†
Portfolio turnover rate	83.68	%‡	83.68	%‡

*	Commencement of operations.
#	Amount is less than $0.01.
‡	Not annualized.
†	Annualized.

The accompanying notes are an integral part of these financial statements.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION
The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  Each Fund offers No Load Shares and Institutional Shares. The investment objective of the WBI Absolute Return Balanced Fund is to seek current income and long-term appreciation, while also seeking to protect principal during unfavorable market conditions. The investment objective of the WBI Absolute Return Dividend Growth Fund is to seek long-term capital appreciation and current income. The Funds commenced operations on December 29, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

The Funds distribute substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Redemption Fees:  The Funds charge a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the period ended May 31, 2011, the WBI Absolute Return Dividend Growth Fund – No Load Shares retained $1,012 in redemption fees.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Derivatives: The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification.  The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

During the period ended May 31, 2011, the Funds did not hold any derivative instruments.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of May 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities – Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2011:

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

WBI Absolute Return Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$92,450	$—	$—	$92,450
Manufacturing	494,781	—	—	494,781
Professional, Scientific,
and Technical Services	26,033	—	—	26,033
Utilities	257,773	—	—	257,773
Total Common Stocks	871,037	—	—	871,037
Exchange-Traded Funds	233,804	—	—	233,804
Corporate Bonds
Finance and Insurance	—	329,951	—	329,951
Information	—	109,797	—	109,797
Management of Companies
and Enterprises	—	19,905	—	19,905
Manufacturing	—	223,378	—	223,378
Utilities	—	112,683	—	112,683
Total Corporate Bonds	—	795,714	—	795,714
Short-Term Investments	1,465,280	—	—	1,465,280
Total Investments
in Securities	$2,570,121	$795,714	$—	$3,365,835

WBI Absolute Return Dividend Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation
and Food Services	$369,148	$—	$—	$369,148
Educational Services	180,270	—	—	180,270
Finance and Insurance	985,076	—	—	985,076
Information	1,464,917	—	—	1,464,917
Manufacturing	3,693,702	—	—	3,693,702
Professional, Scientific,
and Technical Services	209,740	—	—	209,740
Real Estate and
Rental and Leasing	361,665	—	—	361,665
Retail Trade	1,290,548	—	—	1,290,548
Utilities	971,659	—	—	971,659
Total Common Stocks	9,526,725	—	—	9,526,725
Preferred Stocks	265,837	—	—	265,837
Exchange-Traded Funds	663,683	—	—	663,683
Short-Term Investments	2,011,951	—	—	2,011,951
Total Investments
in Securities	$12,468,196	$—	$—	$12,468,196

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2011, the Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended May 31, 2011.

New Accounting Pronouncement – On January 21, 2010, FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment securities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose purchases, sales, issuances and settlements on a gross basis in the level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2010.  At this time, the Funds are evaluating the implications of the update and the impact to the financial statements.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the period ended May 31, 2011, WBI Investments, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the period ended May 31, 2011, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund incurred $3,885 and $14,648, respectively, in advisory fees.  As of May 31, 2011, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund owed the Advisor $17,184 and 18,750, respectively. This amount includes Fund expenses such as state registration fees which were previously paid for by the Advisor.

The Funds are responsible for their own operating expenses.  For the period ended May 31, 2011, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit each Fund’s No Load Shares aggregate annual operating expenses to 2.00% of average daily net assets and each Fund’s Institutional Shares aggregate annual operating expenses to 1.75% of average daily net assets.  The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses.  For the period ended May 31, 2011, the Advisor reduced its fees and absorbed Fund expenses in the amount of $89,304

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

and $86,819 for the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

WBI Absolute Return Balanced Fund		WBI Absolute Return Dividend Growth Fund
Year	Amount	Year	Amount
2014	$89,304	2014	$86,819

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the period ended May 31, 2011, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	WBI Absolute	WBI Absolute
	Return Balanced	Return Dividend
	Fund	Growth Fund
Administration and fund accounting	$37,551	$37,551
Transfer agency (a)	5,005	4,926
Custody	2,678	3,850

(a)	Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the period ended May 31, 2011, the WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund were each allocated $4,193 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION (12b-1) FEE

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the No Load Shares only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s No Load Shares.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the period ended May 31, 2011, the WBI Absolute Return Balanced Fund No Load Shares and the WBI Absolute Return Dividend Growth Fund No Load Shares paid the Distributor $323 and $1,303, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which the No Load Shares and Institutional Shares may pay servicing fees at an annual rate of 0.40% of the average daily net assets of each class.  Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Funds.  The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request.  For the period ended May 31, 2011, the WBI Absolute Return Balanced Fund No Load Shares and Institutional Shares incurred shareholder servicing fees of $512 and $1,042, respectively, under the Agreement. For the period ended May 31, 2011, the WBI Absolute Return Dividend Growth No Load Shares and Institutional Shares incurred shareholder servicing fees of $2,044 and $3,815, respectively, under the Agreement.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Balanced Fund, were $3,344,855 and $1,461,645, respectively.

For the period ended May 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the WBI Absolute Return Dividend Growth Fund, were $12,855,181 and $2,494,067, respectively.

WBI Funds

NOTES TO FINANCIAL STATEMENTS at May 31, 2011 (Unaudited), Continued

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Funds did not have a full fiscal year):

	WBI Absolute	WBI Absolute
	Return Balanced	Return Dividend
	Fund	Growth Fund

Cost of investments	$3,334,838	$12,336,523
Gross tax unrealized appreciation	$40,496	$270,587
Gross tax unrealized depreciation	(9,499)	(138,914)
Net tax unrealized appreciation	$30,997	$131,673

The Funds made no distributions during the period ended May 31, 2011.

WBI Funds

NOTICE TO SHAREHOLDERS at May 31, 2011 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-WBI-FUND (1-855-924-3863). Furthermore, once filed you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-855-WBI-FUND (1-855-924-3863).

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 8 and 9, 2010, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the WBI Absolute Return Balanced Fund and WBI Absolute Return Dividend Growth Fund (the “Funds”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services expected to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and business continuity plan.  The Board also considered the Advisor’s business plan, noting that the Advisor had been managing private institutional accounts since 1984 and managing accounts with substantially similar objectives, policies, strategies and risks as the Balanced Fund since 1992 and the Dividend Growth Fund since 2008.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Funds, the Board reviewed and compared the Funds’ anticipated fees and expenses to those funds in their respective Lipper peer groups, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the Advisor would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

WBI Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse the Funds for certain of each Fund’s expenses to the extent necessary to maintain an annual expense ratio of 2.00% for No Load shares and 1.75% for Institutional shares (respectively, the “Expense Cap”).

The Board noted that each Fund’s expected total operating expenses for No Load shares, with a Rule 12b-1 Plan Fee and a Shareholder Servicing Plan fee, and Institutional shares, with a Shareholder Servicing Plan Fee, were above the peer group median and average.  The Board also noted that each Fund’s expected contractual advisory fee was above the peer group median and average, but that the contractual advisory fee was in line with the fees charged by the Advisor to its separately managed account clients.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the Funds grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Funds do not exceed the Expense Cap.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the expected profitability to the Advisor from its relationship with the Funds and considered any additional benefits that may be derived by the Advisor from its relationship with the Funds, such as benefits received in exchange for Rule 12b-1 fees on the No Load shares of the Funds.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and their shareholders.

WBI Funds

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
WBI Investments, Inc.
34 Sycamore Avenue, Suite 1-E
Little Silver, NJ 07739

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY 10022-3205

Custodian
U.S. Bank National Association
Custody Operations
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
1-855-WBI-FUND (1-855-924-3863)

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  To obtain a free prospectus, please call 1-855-924-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has made the following material changes to its nominating committee charter concerning methods by which shareholders may recommend nominees to the Registrant’s Board of Trustees: (1) increased the advance notice requirement for a shareholder to nominate an Independent Trustee from at least 60 days prior to a shareholder meeting to between 120 and 150 days prior to a shareholder meeting; and 2) expanded the information that shareholders are required to provide when nominating a candidate for Independent Trustee.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
   Douglas G. Hess, President

Date   8/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
   Douglas G. Hess, President

Date   8/1/11

By (Signature and Title)*   /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date   8/1/11

* Print the name and title of each signing officer under his or her signature